Fair value measurements	6 Months Ended
Jun. 30, 2014
Fair Value Measurements [Abstract]
Fair Value Measurements
15.      Fair value measurements:

ASC 815, "Derivatives and Hedging" requires companies to recognize all derivative instruments as either assets or liabilities at fair value in the statement of financial position.
The Company recognizes all derivative instruments as either assets or liabilities at fair value on its consolidated balance sheets.
Changes in the fair value of derivative instruments that have not been designated as hedging instruments are reported in the accompanying unaudited interim condensed consolidated statements of operations.

Fair value on a recurring basis

Interest rate swaps
The Company enters into interest rate swap transactions to manage interest costs and risk associated with changing interest rates with respect to its variable interest loans and credit facilities. The Company's interest rate swaps did not qualify for hedge accounting and therefore resulting gains or losses are recognized in the accompanying unaudited interim condensed consolidated statements of operations.

In June 2013, the Company entered into two interest rate swap agreements of $26,840 and $28,628 notional amount, which will be effective by November and August 2014, respectively, and mature in August and November 2018, respectively.

On April 28, 2014, the Company entered into two interest rate swap agreements to fix forward 50% of its floating interest rate liabilities for the $35,000 loan facility with HSH Nordbank AG (see Note 8 a)), which will be in effect by September 30, 2014 and mature in September 2018 respectively. Under the terms of the respective interest rate swap agreements, the Company will be paying on a quarterly basis a fixed rate of 1.765% per annum, while receiving a variable amount equal to the three month U.S. LIBOR rate, both applied on the notional amount of the swaps outstanding at each settlement date.
As of December 31, 2013, the Company had two interest rate swap transactions outstanding, and the Company had four interest rate swap transactions outstanding as of June 30, 2014.
The change in the fair market value of the respective swaps for the six month periods ended June 30, 2013 and 2014 resulted in a gain of $438 and in a loss of $819, respectively and are included in “Gain / (loss) on derivative financial instruments, net” in the accompanying unaudited interim condensed consolidated statement of operations.

	SIx month period ended June 30,

	2013	2014

Gain/ (loss) on interest rate swaps	$438	$(819)
	$438	$(819)

The guidance for fair value measurements applies to all assets and liabilities that are being measured and reported on a fair value basis. This guidance enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value be classified and disclosed in one of the following three categories:
Level 1: Quoted market prices in active markets for identical assets or liabilities
Level 2: Observable market-based inputs or unobservable inputs that are corroborated by market data
Level 3: Unobservable inputs that are not corroborated by market data
The following table summarizes the valuation of the Company's financial instruments as of December 31, 2013 and June 30, 2014.
	Significant Other Observable Inputs (Level 2)
	December 31, 2013	June 30, 2014
ASSETS

Interest rate swaps - asset position	$91	$-
Total	$91	$-

LIABILITIES

Interest rate swaps - liability position	$-	$728
Total	$-	$728

The carrying values of temporary cash investments, restricted cash, accounts receivable and accounts payable approximate their fair value due to the short-term nature of these financial instruments. The fair value of long-term bank loans and non-current restricted cash balances, bearing interest at variable interest rates, approximate their recorded values as of June 30, 2014.